Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Name of plan sponsor: Ameren Corporation
Employer identification number: 43-1723446
Three-digit plan number: 003

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of investment including maturity date,		Current
	lessor, or similar party	rate of interest, collateral, par, or maturity value	Cost	value
	Interest-bearing Cash
	State Street Global Advisors	SSGA Short Term Investment Fund		$6,258,691.52

	Total Interest-bearing Cash			6,258,691.52

	Mutual Funds
	American Funds Group	EuroPacific Growth Fund		111,661,902.48
*	Sands Capital Management	Touchstone Sands Capital Institutional Growth Fund		58,815,057.97
*	Pacific Investment Management Company	PIMCO Income Institutional Fund		27,103,815.43
*	Fidelity Management Trust Company	Fidelity Institutional Money Market Government Portfolio		5,381,807.39

	Total Mutual Funds			202,962,583.27

	Collective Investment Trusts
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index Retirement Fund W		125,197,687.47
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index 2030 Fund W		149,856,756.63
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index 2035 Fund W		137,800,381.33
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index 2040 Fund W		147,803,654.24
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index 2045 Fund W		174,580,234.21
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index 2050 Fund W		172,242,541.16
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index 2055 Fund W		132,732,459.37
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index 2060 Fund W		64,643,010.56
*	BlackRock Institutional Trust Company, N.A.	BlackRock LifePath Index 2065 Fund W		26,412,053.04
*	BlackRock Institutional Trust Company, N.A.	BlackRock Equity Index Fund F		602,483,316.08
*	BlackRock Institutional Trust Company, N.A.	BlackRock Russell 2500 Index Fund F		184,208,841.24
*	BlackRock Institutional Trust Company, N.A.	BlackRock MSCI ACWI ex-US IMI Index Fund F		137,753,299.09
*	BlackRock Institutional Trust Company, N.A.	BlackRock US Debt Index Fund F		40,820,886.48
*	BlackRock Institutional Trust Company, N.A.	BlackRock TIPS Bond Index Fund M		24,442,364.92
*	SEI Trust Company	Galliard Short Core Fund F		82,686,972.00
*	SEI Trust Company	Galliard Intermediate Core Fund L		123,897,380.00
*	SEI Trust Company	Short-Term Investment Fund II		8,362,836.00
*	Robeco Trust Company	Boston Partners Large Cap Value Equity Fund E		117,657,394.50
*	Hand Benefits and Trust Company	Snyder Capital Small/Mid Cap Value Fund R1		41,114,624.39
*	Wellington Management Company LLP	Wellington CIF II Core Plus Bond Portfolio		81,037,421.83
*	Lyrical Asset Management, L.P.	Lyrical US Value Equity CIT—Class C		98,008,731.46

	Total Collective Investment Trusts			2,673,742,846.00

	Common Stocks
*	AMEREN CORPORATION	3,742,606 Shares		373,736,635.16
	ADVANCED MICRO DEVICES INC	8,694 Shares		1,861,907.04
	ALPHABET INC CL C	14,047 Shares		4,407,948.60
	ALPHABET INC CL A	14,076 Shares		4,405,788.00
	AMAZON.COM INC	35,429 Shares		8,177,721.78
	APPLE INC	26,920 Shares		7,318,471.20
	APPLOVIN CORP	2,053 Shares		1,383,352.46
	AXON ENTERPRISE INC	945 Shares		536,693.85
	BOEING CO	9,225 Shares		2,002,932.00
	BOSTON SCIENTIFIC CORP	8,631 Shares		822,965.85
	BROADCOM INC	17,615 Shares		6,096,551.50
	CADENCE DESIGN SYSTEMS INC	6,930 Shares		2,166,179.40
	CONSTELLATION ENERGY CORP	5,223 Shares		1,845,129.21
	COSTCO WHOLESALE CORP	2,018 Shares		1,740,202.12
	CROWDSTRIKE HOLDINGS INC	3,555 Shares		1,666,441.80
	DATADOG INC CL A	5,471 Shares		744,001.29
	DEXCOM INC	11,079 Shares		735,313.23
	DISNEY (WALT) CO	15,176 Shares		1,726,573.52
	EDWARDS LIFESCIENCES CORP	14,399 Shares		1,227,514.75
	META PLATFORMS INC CL A	7,088 Shares		4,678,717.92
	GE AEROSPACE	6,985 Shares		2,151,589.55

(d) cost: Investment is participant directed, therefore historical cost is not required.

Name of plan sponsor: Ameren Corporation
Employer identification number: 43-1723446
Three-digit plan number: 003

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of investment including maturity date,		Current
	lessor, or similar party	rate of interest, collateral, par, or maturity value	Cost	value
	GOLDMAN SACHS GROUP INC	1,388 Shares		1,220,052.00
	HILTON WORLDWIDE HOLDINGS INC	4,954 Shares		1,423,036.50
	INTUITIVE SURGICAL INC	2,591 Shares		1,467,438.76
	KEYSIGHT TECHNOLOGIES INC	6,584 Shares		1,337,802.96
	ELI LILLY & CO	4,763 Shares		5,118,700.84
	MASTERCARD INC CL A	4,759 Shares		2,716,817.92
	MERCADOLIBRE INC	284 Shares		572,049.84
	MERCK & CO INC NEW	3,365 Shares		354,199.90
	MICROSOFT CORP	16,477 Shares		7,968,606.74
	NETFLIX INC	29,708 Shares		2,785,422.08
	NVIDIA CORP	56,142 Shares		10,470,483.00
	O’REILLY AUTOMOTIVE INC	11,191 Shares		1,020,731.11
	ORACLE CORP	6,619 Shares		1,290,109.29
	SERVICENOW INC	9,393 Shares		1,438,913.67
	SNOWFLAKE INC	8,910 Shares		1,954,497.60
	TESLA INC	9,844 Shares		4,427,043.68
	TEXAS INSTRUMENTS INC	5,600 Shares		971,544.00
	TOAST INC	20,261 Shares		719,468.11
	UBER TECHNOLOGIES INC	12,262 Shares		1,001,928.02
	VERTEX PHARMACEUTICALS INC	3,000 Shares		1,360,080.00
	VISA INC CL A	7,974 Shares		2,796,561.54
	WALMART INC	19,835 Shares		2,209,817.35
	SHOPIFY INC CL A	10,151 Shares		1,634,006.47
	AMPHENOL CORPORATION CL A	8,510 Shares		1,150,041.40
	ADIDAS AG	3,623 Shares		719,772.57
	SPOTIFY TECHNOLOGY SA	1,470 Shares		853,643.70
	TAIWAN SEMIC MFG CO LTD SP ADR	6,026 Shares		1,831,241.14
	ACV AUCTIONS INC CL A	31,316 Shares		251,154.32
	ADVANCED DRAINAGE SYSTEMS INC	4,240 Shares		614,079.20
	AMICUS THERAPEUTICS INC	56,000 Shares		797,440.00
	APPFOLIO INC—A	2,914 Shares		677,942.10
	BALDWIN INSURANCE GROUP INC/THE	26,580 Shares		638,717.40
	BWX TECHNOLOGIES INC	4,976 Shares		860,051.84
	BELLRING BRANDS INC	13,730 Shares		367,002.90
	BENTLEY SYS INC CL B	13,110 Shares		500,343.15
	BIO TECHNE CORP	10,530 Shares		619,269.30
	BRIGHT HORIZONS FAMILY SOLUTIONS INC	5,607 Shares		568,549.80
	BRINKS CO	5,353 Shares		624,855.69
	CARLYLE GROUP INC (THE)	13,988 Shares		826,830.68
	CARPENTER TECHNOLOGY CORP	1,920 Shares		604,492.80
	CASELLA WASTE SYS INC CL A	5,310 Shares		520,061.40
	CAVA GROUP INC	6,360 Shares		373,268.40
	CHEMED CORP	1,586 Shares		678,585.96
	CHURCHILL DOWNS INC	7,100 Shares		807,838.00
	CIENA CORP	5,250 Shares		1,227,817.50
	CLEAN HARBORS INC	2,090 Shares		490,063.20
	CLEARWATER ANALYTICS HOLDINGS INC	22,753 Shares		548,802.36
	COHERENT CORP	4,070 Shares		751,199.90
	CAMECO CORP	9,358 Shares		856,163.42
	CURTISS WRIGHT CORPORATION	1,280 Shares		705,625.60
	EVEREST GROUP LTD	2,603 Shares		883,328.05
	DONALDSON CO INC	7,890 Shares		699,527.40
	DOXIMITY INC	21,901 Shares		969,776.28
	DYNATRACE INC	14,271 Shares		618,505.14
	EAGLE MATERIALS INC	2,694 Shares		556,795.92
	ENCOMPASS HEALTH CORP	4,315 Shares		457,994.10
	EVERCORE INC A	1,920 Shares		653,280.00
	EXLSERVICE HOLDINGS INC	13,050 Shares		553,842.00

(d) cost: Investment is participant directed, therefore historical cost is not required.

Name of plan sponsor: Ameren Corporation
Employer identification number: 43-1723446
Three-digit plan number: 003

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of investment including maturity date,		Current
	lessor, or similar party	rate of interest, collateral, par, or maturity value	Cost	value
	F5 INC	2,500 Shares		638,150.00
	FIRST HORIZON CORP	32,880 Shares		785,832.00
	FRESHPET INC	7,237 Shares		440,950.41
	GLAUKOS CORP	5,030 Shares		567,937.30
	GLOBUS MEDICAL INC	12,330 Shares		1,076,532.30
	GUIDEWIRE SOFTWARE INC	2,209 Shares		444,031.09
	HALOZYME THERAPEUTICS INC	6,830 Shares		459,659.00
	HEALTHEQUITY INC	6,910 Shares		633,025.10
	INSMED INC	7,523 Shares		1,309,302.92
	INSPIRE MEDICAL SYSTEMS INC	4,814 Shares		443,995.22
	INSULET CORP	878 Shares		249,562.72
	KRYSTAL BIOTECH INC	1,301 Shares		320,748.54
	MARZETTI COMPANY/THE	2,704 Shares		444,591.68
	LANDBRIDGE CO LLC CLASS A	4,230 Shares		207,227.70
	LATTICE SEMICONDUCTOR CORP	11,310 Shares		832,189.80
	LINCOLN ELECTRIC HLDGS INC	2,760 Shares		661,406.40
	LOUISIANA PACIFIC CORP	3,840 Shares		310,118.40
	MADRIGAL PHARMACEUTICALS INC	1,700 Shares		989,978.00
	MANHATTAN ASSOCIATES INC	4,070 Shares		705,371.70
	MAPLEBEAR INC	10,168 Shares		457,356.64
	MUELLER INDUSTRIES INC	8,990 Shares		1,032,052.00
	NATIONAL VISION HOLDINGS INC	16,110 Shares		415,960.20
	NEXTPOWER INC	6,270 Shares		546,179.70
	NOVANTA INC	3,280 Shares		390,287.20
	ONTO INNOVATION INC	7,035 Shares		1,110,545.10
	PARSONS CORP	9,620 Shares		594,516.00
	PENUMBRA INC	2,090 Shares		649,801.90
	PLANET FITNESS INC CL A	7,290 Shares		790,746.30
	POOL CORP	2,400 Shares		549,000.00
	PRIMO BRANDS CORP A	49,080 Shares		802,458.00
	PURE STORAGE INC CL A	17,840 Shares		1,195,458.40
	Q2 HOLDINGS INC	10,860 Shares		783,657.60
	REGAL REXNORD CORP	3,170 Shares		444,814.40
	RELIANCE INC	1,660 Shares		479,524.20
	GENEDX HOLDINGS CORP-A	3,158 Shares		410,729.48
	TPG INC	8,843 Shares		564,537.12
	TALEN ENERGY CORP	2,930 Shares		1,098,281.20
	TERADYNE INC	4,220 Shares		816,823.20
	TRANSUNION	5,010 Shares		429,607.50
	TWIST BIOSCIENCE CORP	22,043 Shares		699,203.96
	WAYSTAR HOLDING CORP	20,644 Shares		676,091.00
	WESTERN ALLIANCE BANCORP	5,284 Shares		444,225.88
	WILLSCOT HOLDINGS CORP	16,320 Shares		307,305.60
	NVENT ELECTRIC PLC	6,900 Shares		703,593.00
	FIRSTSERVICE CORP	2,056 Shares		319,769.68
	SHARKNINJA INC	5,660 Shares		633,354.00
	ABIOMED INC	2,179 Shares		5,033.49
	iShares Russell 2000 Growth ETF	1,658 Shares		535,550.58
	ABM INDUSTRIES INC	7,732 Shares		327,063.60
	AZZ INC	2,252 Shares		241,369.36
	ACADEMY SPORTS & OUTDOORS INC	8,850 Shares		442,146.00
	ADTALEM GLOBAL EDUCATION INC	4,433 Shares		458,682.51
	AECOM	3,444 Shares		328,316.52
	ALIGN TECHNOLOGY INC	1,741 Shares		271,857.15
	ARAMARK	7,389 Shares		272,358.54
	ARCHROCK INC	12,013 Shares		312,578.26
	ARES CAPITAL CORP	14,783 Shares		299,060.09
	ARROW ELECTRONICS INC	3,177 Shares		350,041.86

(d) cost: Investment is participant directed, therefore historical cost is not required.

Name of plan sponsor: Ameren Corporation
Employer identification number: 43-1723446
Three-digit plan number: 003

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of investment including maturity date,		Current
	lessor, or similar party	rate of interest, collateral, par, or maturity value	Cost	value
	ASSURANT INC	1,633 Shares		393,308.05
	AVANTOR INC	15,958 Shares		182,878.68
	AVNET INC	6,744 Shares		324,251.52
	AXCELIS TECHNOLOGIES INC	3,991 Shares		320,636.94
	AXOS FINANCIAL INC	3,647 Shares		314,225.52
	BGC GROUP INC A	30,755 Shares		274,642.15
	BIOGEN INC	1,808 Shares		318,189.92
	BOYD GAMING CORP	4,132 Shares		352,211.68
	BRINKS CO	5,062 Shares		590,887.26
	BUILDERS FIRSTSOURCE	4,476 Shares		460,535.64
	CDW CORPORATION	1,847 Shares		251,561.40
	CH ROBINSON WORLDWIDE INC	3,513 Shares		564,749.88
	CADENCE BANK	9,083 Shares		389,115.72
	CARGURUS INC CL A	13,915 Shares		533,640.25
	CATALYST PHARMACEUTICALS INC	9,399 Shares		219,372.66
	CAVCO INDUSTRIES INC	799 Shares		472,001.26
	CENTENE CORP	13,335 Shares		548,735.25
	CIRRUS LOGIC INC	2,532 Shares		300,042.00
	COCA COLA CONSOLIDATED INC	5,303 Shares		812,949.90
	COLUMBIA BANKING SYSTEMS INC	11,832 Shares		330,704.40
	COMMERCIAL METALS CO	6,186 Shares		428,194.92
	CONCENTRIX CORP	5,973 Shares		248,357.34
	CHECK POINT SOFTWARE TECHS LTD	2,426 Shares		450,168.56
	CROWN HOLDINGS INC	3,638 Shares		374,604.86
	WHITE MOUNTAINS INS GROUP LTD	183 Shares		380,279.49
	FLEX LTD	10,394 Shares		628,005.48
	DAVITA INC	2,177 Shares		247,328.97
	METHANEX CORP	12,345 Shares		490,343.40
	DOUBLEVERIFY HOLDINGS INC	19,396 Shares		221,890.24
	AXIS CAPITAL HOLDINGS LTD	3,544 Shares		379,526.96
	RENAISSANCERE HLDGS LTD	2,510 Shares		705,711.60
	EAST WEST BANCORP INC	5,576 Shares		626,686.64
	ELEMENT SOLUTIONS INC	13,796 Shares		344,762.04
	ENERSYS INC	3,815 Shares		559,851.25
	EPAM SYSTEMS INC	2,145 Shares		439,467.60
	EQUITABLE HOLDINGS INC	4,012 Shares		191,171.80
	ESSENTIAL PROPERTIES REALTY TRUST INC	9,551 Shares		283,282.66
	EURONET WORLDWIDE INC	3,422 Shares		260,448.42
	EVERCORE INC A	3,451 Shares		1,174,202.75
	FEDERAL AGRI MTG NON VTG CL C	2,471 Shares		433,833.47
	FIRST ADVANTAGE CORP	24,527 Shares		356,377.31
	FIRST AMERICAN FINANCIAL CORP	8,108 Shares		498,155.52
	FIRST HORIZON CORP	11,967 Shares		286,011.30
	FIRST INDUSTRIAL REALTY TRUST	5,253 Shares		300,839.31
	FIRSTCASH HOLDINGS INC	5,990 Shares		954,686.20
	FRONTDOOR INC	14,067 Shares		811,525.23
	GAP INC	11,682 Shares		299,059.20
	GIBRALTAR INDUSTRIES INC	4,788 Shares		236,718.72
	GRAND CANYON EDUCATION INC	3,506 Shares		583,082.86
	GRANITE CONSTRUCTION INC	4,754 Shares		548,373.90
	GREEN BRICK PARTNERS INC	3,693 Shares		231,403.38
	GROUP 1 AUTOMOTIVE INC	1,045 Shares		410,998.50
	HNI CORP	8,510 Shares		357,760.40
	HALLIBURTON CO	14,168 Shares		400,387.68
	HALOZYME THERAPEUTICS INC	4,349 Shares		292,687.70
	HANCOCK WHITNEY CORP	5,890 Shares		375,075.20
	HARMONY BIOSCIENCES HOLDINGS INC	7,793 Shares		291,614.06
	HOME BANCSHARES INC	10,949 Shares		304,163.22

(d) cost: Investment is participant directed, therefore historical cost is not required.

Name of plan sponsor: Ameren Corporation
Employer identification number: 43-1723446
Three-digit plan number: 003

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of investment including maturity date,		Current
	lessor, or similar party	rate of interest, collateral, par, or maturity value	Cost	value
	HOULIHAN LOKEY	1,605 Shares		279,574.95
	HURON CONSULTING GROUP INC	3,387 Shares		585,646.17
	INGREDION INC	4,036 Shares		445,009.36
	INSTALLED BUILDING PRODUCTS INC	685 Shares		177,682.15
	INTERDIGITAL INC	1,086 Shares		345,760.68
	JACOBS SOLUTIONS INC	2,164 Shares		286,643.44
	JEFFERIES FINANCIAL GROUP INC	4,115 Shares		255,006.55
	JONES LANG LASALLE INC	1,844 Shares		620,450.68
	KBR INC	9,386 Shares		377,317.20
	KIMCO REALTY CORPORATION	15,307 Shares		310,272.89
	KONTOOR BRANDS INC	6,057 Shares		370,022.13
	KORN FERRY	4,112 Shares		271,474.24
	KYNDRYL HOLDINGS INC	8,370 Shares		222,307.20
	LCI INDUSTRIES	3,086 Shares		374,455.24
	LAMAR ADVERTISING CO CL A	2,453 Shares		310,500.74
	LAUREATE EDUCATION INC	20,350 Shares		685,184.50
	LEAR CORP NEW	2,870 Shares		328,902.00
	LEGALZOOM.COM INC	43,290 Shares		429,869.70
	LITHIA MOTORS INC CL A	1,432 Shares		475,896.56
	LITTELFUSE INC	866 Shares		219,028.72
	LIVERAMP HOLDINGS INC	8,277 Shares		243,095.49
	STEVEN MADDEN LTD	7,851 Shares		326,915.64
	MAGNITE INC	41,873 Shares		679,598.79
	MAPLEBEAR INC	8,192 Shares		368,476.16
	MATSON INC	2,867 Shares		354,217.85
	MAXIMUS INC	4,840 Shares		417,788.80
	MODINE MANUFACTURING CO	1,959 Shares		261,546.09
	MOLINA HEALTHCARE INC	1,601 Shares		277,837.54
	MURPHY USA INC	1,301 Shares		524,979.52
	NETAPP INC	3,689 Shares		395,055.01
	NEUROCRINE BIOSCIENCES INC	1,913 Shares		271,320.79
	VIPER ENERGY INC A	17,697 Shares		683,635.11
	NISOURCE INC	7,524 Shares		314,202.24
	GEN DIGITAL INC	26,685 Shares		725,565.15
	OGE ENERGY CORP	5,343 Shares		228,146.10
	OPTION CARE HEALTH INC	15,728 Shares		501,094.08
	BLUE OWL CAPITAL CORP	21,171 Shares		263,155.53
	PEGASYSTEMS INC	6,654 Shares		397,376.88
	PENNYMAC FINANCIAL SERVICES INC	3,043 Shares		401,189.12
	PERMIAN RESOURCES CORP CL A	21,165 Shares		296,944.95
	PINNACLE FINL PARTNERS INC	3,421 Shares		326,397.61
	PREFERRED BANK LOS ANGELES	3,639 Shares		343,630.77
	PRIMO BRANDS CORP A	15,645 Shares		255,795.75
	QORVO INC	4,766 Shares		402,774.66
	QNITY ELECTRONICS INC	2,099 Shares		171,383.35
	QUEST DIAGNOSTICS INC	3,113 Shares		540,198.89
	RANGE RESOURCES CORP	9,990 Shares		352,247.40
	RELIANCE INC	1,191 Shares		344,044.17
	ROYAL GOLD INC	1,109 Shares		246,519.61
	SS&C TECHNOLOGIES HOLDINGS INC	4,240 Shares		370,660.80
	SMITH (AO) CORP	2,826 Shares		189,002.88
	STERLING INFRASTRUCTURE INC	846 Shares		259,070.58
	STIFEL FINANCIAL CORP	1,923 Shares		240,798.06
	STONEX GROUP INC	5,168 Shares		491,631.84
	TD SYNNEX CORP	4,996 Shares		750,549.08
	TALEN ENERGY CORP	660 Shares		247,394.40
	TAYLOR MORRISON HOME CORP	5,570 Shares		327,905.90
	TENET HEALTHCARE CORP	3,084 Shares		612,852.48

(d) cost: Investment is participant directed, therefore historical cost is not required.

Name of plan sponsor: Ameren Corporation
Employer identification number: 43-1723446
Three-digit plan number: 003

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of investment including maturity date,		Current
	lessor, or similar party	rate of interest, collateral, par, or maturity value	Cost	value
	TWILIO INC CLASS A	4,200 Shares		597,408.00
	US FOODS HOLDING CORP	8,133 Shares		612,577.56
	UNIVERSAL HEALTH SVCS INC CL B	2,060 Shares		449,121.20
	UNUM GROUP	3,777 Shares		292,717.50
	UPWORK INC	30,881 Shares		612,061.42
	URBAN OUTFITTERS	4,962 Shares		373,440.12
	VALVOLINE INC	10,505 Shares		305,275.30
	VISTEON CORP	3,124 Shares		297,092.40
	VONTIER CORP W/I	7,855 Shares		292,048.90
	VOYA FINANCIAL INC	10,213 Shares		760,766.37
	WEBSTER FINANCIAL	5,800 Shares		365,052.00
	WEX INC	1,917 Shares		285,594.66
	WINTRUST FINANCIAL CORP	2,383 Shares		333,191.06
	WYNDHAM HOTELS & RESORTS INC	3,224 Shares		243,605.44
	ASSURED GUARANTY LTD	7,305 Shares		656,500.35
	ICON PLC	2,376 Shares		432,954.72
	TECHNIPFMC PLC	18,563 Shares		827,167.28
	SENSATA TECHNOLOGIES HOLDING PLC	13,719 Shares		456,705.51
	ESSENT GROUP LTD	5,489 Shares		356,839.89
	WEATHERFORD INTERNATIONAL PLC	3,993 Shares		312,492.18
	SOUTH BOW CORP	14,279 Shares		392,244.13
	SHARKNINJA INC	7,272 Shares		813,736.80
	ADMA BIOLOGICS INC	31,080 Shares		566,899.20
	API GROUP CORP	12,990 Shares		496,997.40
	ADAPTIVE BIOTECHNOLOGIES CORP	20,590 Shares		334,381.60
	AFFIRM HOLDINGS INC	8,440 Shares		628,189.20
	ALKAMI TECHNOLOGY INC	14,540 Shares		335,437.80
	ASTERA LABS INC	1,930 Shares		321,074.80
	AXON ENTERPRISE INC	1,220 Shares		692,874.60
	BIO TECHNE CORP	9,880 Shares		581,042.80
	BLOOM ENERGY CORP CL A	5,140 Shares		446,614.60
	BLUE OWL CAPITAL INC A	43,640 Shares		651,981.60
	BUILDERS FIRSTSOURCE	4,710 Shares		484,611.90
	CH ROBINSON WORLDWIDE INC	5,510 Shares		885,787.60
	CASELLA WASTE SYS INC CL A	7,020 Shares		687,538.80
	CELSIUS HOLDINGS INC	15,310 Shares		700,279.40
	CLEAN HARBORS INC	2,430 Shares		569,786.40
	COHERENT CORP	2,090 Shares		385,751.30
	COMFORT SYSTEMS USA INC	3,289 Shares		3,069,590.81
	COMMVAULT SYSTEMS INC	4,690 Shares		587,938.40
	CORE SCIENTIFIC INC	13,750 Shares		200,200.00
	DESCARTES SYS GROUP INC	6,580 Shares		576,802.80
	DUTCH BROS INC	10,620 Shares		650,156.40
	DYNATRACE INC	15,020 Shares		650,966.80
	F5 INC	2,630 Shares		671,333.80
	FIFTH THIRD BANCORP	10,600 Shares		496,186.00
	GLOBE LIFE INC	5,820 Shares		813,985.20
	HEALTHEQUITY INC	9,210 Shares		843,728.10
	HEICO CORP CL A	3,880 Shares		979,428.40
	HUBSPOT INC	1,307 Shares		524,499.10
	IDEX CORPORATION	3,970 Shares		706,421.80
	INSMED INC	4,250 Shares		739,670.00
	IONQ INC	5,990 Shares		268,771.30
	JABIL INC	3,250 Shares		741,065.00
	KEYCORP	35,630 Shares		735,403.20
	KRATOS DEFENSE & SEC SOLTN INC	4,400 Shares		334,004.00
	LPL FINL HLDGS INC	3,350 Shares		1,196,519.50
	LINCOLN ELECTRIC HLDGS INC	3,335 Shares		799,199.40

(d) cost: Investment is participant directed, therefore historical cost is not required.

Name of plan sponsor: Ameren Corporation
Employer identification number: 43-1723446
Three-digit plan number: 003

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower,	Description of investment including maturity date,		Current
	lessor, or similar party	rate of interest, collateral, par, or maturity value	Cost	value
	MKS INC	4,690 Shares		749,462.00
	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	2,270 Shares		388,805.60
	MASIMO CORP	5,580 Shares		725,734.80
	NATERA INC	3,170 Shares		726,215.30
	OPTION CARE HEALTH INC	12,590 Shares		401,117.40
	PACKAGING CORP OF AMERICA	2,830 Shares		583,630.90
	PERMIAN RESOURCES CORP CL A	33,610 Shares		471,548.30
	PRIMORIS SVCS CORP	2,040 Shares		253,245.60
	PURE STORAGE INC CL A	9,400 Shares		629,894.00
	RED ROCK RESORTS INC	11,490 Shares		711,805.50
	REGAL REXNORD CORP	4,200 Shares		589,344.00
	REVOLUTION MEDICINES INC	13,090 Shares		1,042,618.50
	RHYTHM PHARMACEUTICALS INC	6,420 Shares		687,196.80
	ROCKET LAB CORP	17,560 Shares		1,224,985.60
	ROKU INC CLASS A	10,820 Shares		1,173,861.80
	RYAN SPECIALTY HOLDINGS INC	8,030 Shares		414,588.90
	SAMSARA INC	18,010 Shares		638,454.50
	GENEDX HOLDINGS CORP-A	3,420 Shares		444,805.20
	SEMTECH CORP	8,550 Shares		630,049.50
	SILICON LABORATORIES INC	5,300 Shares		692,710.00
	TALEN ENERGY CORP	1,230 Shares		461,053.20
	TAPESTRY INC	10,950 Shares		1,399,081.50
	TOAST INC	12,560 Shares		446,005.60
	TRANSUNION	9,230 Shares		791,472.50
	VAXCYTE INC	16,930 Shares		781,150.20
	WYNN RESORTS LTD	5,780 Shares		695,507.40
	XPO INC	5,670 Shares		770,609.70
	XENON PHARMACEUTICALS INC	6,200 Shares		277,884.00
	TECHNIPFMC PLC	11,520 Shares		513,331.20
	FTAI AVIATION LTD	9,360 Shares		1,842,516.00
	SHARKNINJA INC	8,090 Shares		905,271.00
	ABIVAX SA ADR	5,140 Shares		693,154.70
	ASCENDIS PHARMA AS SPON ADR	11,610 Shares		2,475,716.40
	BICYCLE THERAPEUTICS LTD ADR	6,190 Shares		43,825.20
	LEGEND BIOTECH CORP SPON ADR	16,230 Shares		352,840.20

	Total Common Stocks			649,451,278.92

	Notes Receivable
* / **	Participants	Participant Loans		37,600,057.01

				3,570,015,456.72

*	Investment represents allowable transaction with a party-in-interest.
**	Interest rates vary from 4.00% to 10.50% on loans maturing through December 2036.

(d) cost: Investment is participant directed, therefore historical cost is not required.